Discontinued Operations and Disposal Groups (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table]
The following table presents the components of Income from Discontinued Operations, Net of Income Taxes:

	Year Ended December 31
	2024	2023	2022
Net Sales	$3,253	$3,285	$3,223
Cost of products sold	2,362	2,522	2,528
Gross Profit	891	763	695
Marketing, research and general expenses	381	346	323
Other (income) and expense, net	—	1	—
Operating Profit	510	416	372
Nonoperating expense	(1)	(1)	—
Income from discontinued operations before income taxes	509	415	372
Provision for income taxes	(123)	(110)	(90)
Income from Discontinued Operations, Net of Income Taxes	$386	$305	$282
The following table presents significant non-cash items and capital expenditures of discontinued operations:

	Year Ended December 31
	2024	2023	2022
Depreciation and Amortization	$133	$115	$123
Capital Spending	116	100	134
The following table presents the components of assets and liabilities classified as discontinued operations:

	December 31
	2024	2023
Assets
Cash and cash equivalents	$11	$18
Accounts receivable, net	281	299
Inventories	370	406
Other current assets	34	25
Current Assets of Discontinued Operations	$696	$748

Property, Plant and Equipment, Net	$1,229	$1,308
Goodwill	168	191
Other Intangible Assets, Net	7	9
Other Assets	104	122
Non-current Assets of Discontinued Operations	$1,508	$1,630

Liabilities
Debt payable within one year	$4	$4
Trade accounts payable	451	464
Accrued expenses and other current liabilities	228	253
Current Liabilities of Discontinued Operations	$683	$721

Long-Term Debt	$21	$31
Non-current Employee Benefits	15	15
Deferred Income Taxes	26	34
Other Liabilities	77	93
Non-current Liabilities of Discontinued Operations	$139	$173